Annual Total Returns (Bar Chart) (Invesco European Small Company Fund, Class A, Invesco European Small Company Fund)	12 Months Ended
May 02, 2011
Invesco European Small Company Fund | Class A, Invesco European Small Company Fund
Annual Total Return
'01	(21.59%)
'02	2.50%
'03	63.96%
'04	43.67%
'05	36.48%
'06	48.06%
'07	7.88%
'08	(52.80%)
'09	54.83%
'10	18.55%